Accrued Expenses	3 Months Ended
Mar. 31, 2022
Accrued Liabilities, Current [Abstract]
Accrued Expenses
4.	Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	December 31,	March 31,
	2021	2022
Inventory purchases	$4,659	$4,258
Compensation and benefits	2,072	3,759
Advertising costs	2,363	2,927
Fulfillment costs	1,120	1,900
Sales taxes	1,812	1,762
Other accrued expenses	8,625	9,602

Total accrued expenses	$20,651	$24,208